Share-based compensation (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based compensation
Share-based compensation expenses	¥ 4,804	¥ 7,548	¥ 9,134
Share Incentive Plan | Employee and non-employee
Share-based compensation
Number of ordinary shares available for future grants	223,666,717
Cost of revenues
Share-based compensation
Share-based compensation expenses	¥ 133	143	102
Fulfillment
Share-based compensation
Share-based compensation expenses	697	930	882
Marketing
Share-based compensation
Share-based compensation expenses	426	631	586
Research and development
Share-based compensation
Share-based compensation expenses	859	1,557	1,781
General and administrative
Share-based compensation
Share-based compensation expenses	¥ 2,689	¥ 4,287	¥ 5,783